Note 4 - Change in Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of initial application of standards or interpretations [text block]
The impact of initial date of transition is summarised below:	$’000

Right of use assets (cost) – Property, plant and equipment (note 18)	410
Right of use assets (accumulated depreciation) – Property, plant and equipment (note 18)	(146)
Lease liabilities – Trade and other payables	264